Income Tax - Schedule of Effective Income Tax Rate (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Effective Income Tax Rate Abstract
Accounting loss before income tax		$ (1,870,905)	$ (3,245,483)	$ (7,455,220)	$ (17,227,806)	$ (19,151,197)	$ (20,878,292)
Income tax expense/(benefit) at federal statutory rate at 21%				(1,565,596)	(3,617,839)	(4,021,752)	(4,384,441)
Foreign tax rate differential				533,188	(718,055)	(798,222)	(1,078,990)
US GAAP accounting difference over Indian jurisdiction profit	[1]			1,125,045
Non-deductible expenses				(304,231)	179,089	245,753	(23,494)
Excess tax benefit on depreciation					(44,067)	(66,770)	18,621
Excess tax benefit on security deposit					77
Impact of unrecognized deferred tax asset on the loss of the year				2,407,256	4,200,796	$ 4,640,705	$ 5,457,478
Income tax expense				$ 2,195,662

[1]	The domicile of the Parent Company is in Florida, USA, where the applicable corporate income tax rate is 21%. The Group’s major tax jurisdiction is in India, where tax rates of 25.17% have been applied to the profit, as per local GAAP applicable in India for the expected tax expense which resulting in incremental tax expenses of $1,125,045.